EXHIBIT 99.5

AMC QM-ATR Diligence Report

QM-ATR Diligence Report

AMC Loan ID	Customer Loan ID	Seller Loan ID	Borrower Name	Originator QM Designation	Originator Re Stated QM Designation	Due Diligence QM Designation	Application Date
xxxxxx	750514	xxxxxx	xxxxxx	Non QM		Non QM	xxxxxx
xxxxxx	754730	xxxxxx	xxxxxx	Non QM		Non QM	xxxxxx
xxxxxx	762322	xxxxxx	xxxxxx	Non QM		Non QM	xxxxxx